BUSINESS ACQUISITIONS - Acquisition of LYF- Additional information (Details) - LYF - CAD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2020	Nov. 30, 2021
Disclosure of detailed information about business combination [line items]
Consolidated revenue since acquisition		$ 2,357
Consolidated net loss since acquisition		$ 2,135
Total revenue as if acquisition occurred at beginning of period	$ 2,637
Total net loss as if acquisition occurred at beginning of period	$ 4,201